Income Taxes (Reconciliation of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense reconciliation
Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	$ 852	$ 763	$ 739
Income tax expense (recovery) resulting from:
Provincial and foreign taxes	535	536	532
Deferred income tax adjustments due to rate enactments	0	(1,706)	7
Gain on disposals	(51)	(3)	(12)
Other	18	15	21
Income tax expense (recovery)	1,354	(395)	1,287
Net cash payments for income taxes	$ 776	$ 712	$ 653